Share-Based Payments - Inputs to Models Used for Deriving Fair Value of Stock Options Granted (Detail)			12 Months Ended
	Jul. 18, 2017 JPY (¥) yr	Feb. 04, 2015 JPY (¥) yr	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility		56.00%
Risk-free interest rate		0.00%
Expected life of stock options (years)		6	4
Exercise price (yen)	¥ 4,206	¥ 1,320
Fair value per common share at the grant date (yen)	¥ 3,840	¥ 4,225
Model used	Black-Scholes	Black-Scholes
Bottom of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility	44.90%
Risk-free interest rate	(0.04%)
Expected life of stock options (years)	5.5			2	2	2	2
Top of Range [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Expected volatility	45.70%
Risk-free interest rate	0.00%
Expected life of stock options (years)	7		4	8	8	8	8